Cash and cash equivalents and marketable securities	6 Months Ended
Jun. 30, 2023
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents and marketable securities

3.	Cash and cash equivalents and marketable securities

3.1.	Cash and cash equivalents

They include cash, available bank deposits and short-term financial investments with high liquidity, which meet the definition of cash equivalents.

	06.30.2023	12.31.2022
Cash at bank and in hand	112	216
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	778	2,763
Other investment funds	192	244
	970	3,007
- Abroad
Time deposits	5,471	2,388
Automatic investing accounts and interest checking accounts	3,794	2,365
Other financial investments	4	20
	9,269	4,773
Total short-term financial investments	10,239	7,780
Total cash and cash equivalents	10,351	7,996

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

3.2.	Marketable securities

	06.30.2023	12.31.2022
Fair value through profit or loss	905	713
Amortized cost - Bank Deposit Certificates and time deposits	4,538	3,574
Amortized cost - others	53	50
Total	5,496	4,337
Current	2,304	2,773
Non-current	3,192	1,564

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (amounts determined by level 1 of the fair value hierarchy). These financial investments have maturities of more than three months.

Securities classified as amortized cost refer to investments in Brazil in post-fixed Bank Deposit Certificates with daily liquidity, with maturities between one and two years, and to investments abroad in time deposits with maturities of more than three months from the contracting date.